WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
WARRANTS LIABILITY	WARRANTS LIABILITY
Legacy Innovid Warrants
In connection with a loan and security agreement entered into on June 29, 2010 with SVB, the Company issued warrants to purchase up to 221,521 of the Company’s Series A preferred stocks, $0.001 par value each, in the conversion ratio of 1:1 and at an exercise price of $0.2709 subject to adjustments on the occurrence of stock splits, stock dividends, recapitalization, other dividends or distributions. In the event of an acquisition of the Company in which the sole consideration is cash and/or marketable securities, SVB shall have the right to exercise its conversion or purchase right in respect of the warrants. The agreement was amended on September 21, 2020 with the exercisable period being extended by 18 months until June 29, 2022. In lieu of exercising the warrants, SVB may convert the warrants, in whole or in part, into a number of shares determined by dividing (a) the aggregate fair market value of the shares or other securities issuable upon exercise of the warrants minus the aggregate warrant price of such shares by (b) the fair market value of one share. The loan was fully repaid in 2012. The Company has determined that the loan and the warrants are freestanding financial instruments, as they are legally detachable and separately exercisable. The warrants were classified as a liability and were subsequently measured at fair value through earnings pursuant to ASC 480 “Distinguishing Liabilities from Equity”. The loan was accounted for pursuant to ASC 470 “Debt”.
In connection with a loan agreement entered into on April 23, 2014 with TriplePoint Capital LLC (“TPC loan agreement”), the Company issued warrants to purchase up to 217,182 of the Company’s Series C preferred stocks, $0.001 par value each, and at an exercise price of $1.001 per stock or lower, subject to the next financing round stock price and provided that in no event shall the exercise price be lower than $0.701. The warrants are exercisable for the later of (i) seven years after date of issuance or (ii) five years of the effective date of the Company’s initial public offering. The Company has determined that the loan and the warrants are freestanding financial instruments, as they are legally detachable and separately exercisable. The warrants were classified as a liability and were subsequently measured at fair value through earnings pursuant to ASC 480 “Distinguishing Liabilities from Equity”. The loan was accounted for pursuant to ASC 470 “Debt”.
On May 20, 2015 the Company entered into an amendment of the TPC loan agreement. In connection with the amendment, the Company issued warrants to purchase up to 107,843 of the Company’s Series C preferred stocks $0.001 par value each, and at an exercise price of $1.001 per stock or lower subject to the next financing round stock price and provided that in no event shall the exercise price be lower than $0.701. The warrants are exercisable for the later of (i) seven years after date of issuance or (ii) five years of the effective date of the Company’s initial public offering. In the event of an acquisition of the Company in which the sole consideration is cash and/or marketable securities, the Lender shall have the right to exercise its conversion or purchase right in respect of the warrants issued to the TPC. The TPC loan was fully repaid in 2018.
The Company has determined that the loan and the warrants are freestanding financial instruments, as they are legally detachable and separately exercisable. The warrants were classified as a liability and were subsequently measured at fair value through earnings pursuant to ASC 480 “Distinguishing Liabilities from Equity”. The loan was accounted for pursuant to ASC 470 “Debt”.
In November 2021, the 546,546 Legacy Innovid warrants were converted into the Company’s common stock of 507,994 shares on the Closing of the Transaction.
The Legacy Innovid warrants’ fair value remeasurement expenses for the years ended December 31, 2021, 2020 and 2019 were $4,581, $86 and $24, respectively.
Company Warrants
As of December 31, 2021, the Company had 3,162,500 Public Warrants and 7,060,000 Private Warrants outstanding.
Public Warrants
Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of the Transaction and (b) one year from the closing of the Initial Public Offering. The Public Warrants will expire five years from the completion of the Transaction or earlier upon redemption or liquidation.
The Company will not be obligated to deliver any Innovid Corp. ordinary shares pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the Innovid Corp. ordinary shares issuable upon the exercise of the warrants is then effective and a current prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will we be required to net cash settle any warrant.
The Company has filed with the SEC a registration statement for the registration, under the Securities Act, of the Innovid Corp. ordinary shares issuable upon exercise of the warrants. The registration statement was declared effective on December 30, 2021. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. If the Innovid Corp.  ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of warrants when the price per Innovid Corp. ordinary share equals or exceeds $18.00.
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Placement Warrants):
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the Innovid Corp. ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and
If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the warrants, each warrant holder will be entitled to exercise the warrant prior to the scheduled redemption date. However, the price of the Company’s common shares may fall below the $18.00 redemption trigger price (as adjusted for share sub-divisions, share capitalization, reorganization, recapitalization and the like) as well as the $11.50 warrant exercise price after the redemption notice is issued.
Redemption of warrants when the price per Innovid Corp. ordinary share equals or exceeds $10.00.
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
•in whole and not in part;
•at a price of $0.10 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of the Innovid Corp. ordinary shares; and
•if, and only if, the closing price of the Innovid Corp. ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
If the Company calls these Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.
In addition, if (x) the Company issues additional Innovid Corp. ordinary shares or Innovid Corp. equity-linked securities for capital raising purposes in connection with the Closing at an issue price or effective issue price of less than $9.20 per Innovid Corp. ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Transaction on the date of the consummation of the Transaction (net of redemptions), and (z) the volume weighted average trading price of its Innovid Corp. ordinary shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its Transaction (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent)to be equal to the higher of the Market Value and the Newly Issued Price. Because the above conditions were not met, the exercise price of the warrants was not adjusted upon the Closing of the Transaction.
Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the Innovid Corp. ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the Transaction subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchaser or its permitted transferees.
The Company evaluated the Company Warrants (Public Warrants and Private Placement Warrants) in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity” and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers, as well as provisions that provided for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant, preclude the Company Warrants from being accounted for as components of equity. As the warrants do not meet all the requirements for equity classification, the Company Warrants are recorded as liabilities on the Balance Sheets and measured at fair value at inception and at each reporting date in accordance with ASC 820, “Fair Value Measurement” with changes in fair value recognized in the Statements of Operations in the period of change.
The Company Warrants’ fair value as of the Closing of the Transaction and December 31, 2021 was $22,791 and $18,972, respectively.
The unrealized gain from changes in the fair value of the Company Warrants for the year ended December 31, 2021 was $3,819.